Business Segment (Tables)	12 Months Ended
Dec. 31, 2022
Business Segment [Abstract]
Schedule of segment reporting
	As of December 31, 2022
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,446,495	862,976	(60,467)	(13,592)	2,235,412	30,717		2,266,129
Net commissions income	301,638	73,208	(2,280)	174,246	546,812	(24,680)		522,132
Net financial income	8,248	57,389	172,949	64,933	303,519	3,305		306,824
Other income	22,973	11,349	—	3,530	37,852	(3,345)		34,507
Income attributable to investments in other companies	9,089	3,496	345	650	13,580	(549)		13,031
Operating income, before expected credit losses	1,788,443	1,008,418	110,547	229,767	3,137,175	5,448	(1)	3,142,623
Expenses for expected credit losses	(323,364)	(103,745)	(8,009)	—	(435,118)	22,988	(2)	(412,130)
Total operating income, after expected credit losses	1,465,079	904,673	102,538	229,767	2,702,057	28,436		2,730,493
Expenses from salaries and employee benefits	(339,849)	(102,395)	(2,645)	(83,356)	(528,245)	19		(528,226)
Administrative expenses	(272,748)	(66,547)	(1,771)	(34,474)	(375,540)	20,266		(355,274)
Depreciation and amortization	(69,100)	(8,540)	(424)	(6,141)	(84,205)	—		(84,205)
Impairment of non-financial assets	(9)	(122)	—	54	(77)	—		(77)
Other operating expenses	(17,114)	(10,183)	—	(1,501)	(28,798)	1,097		(27,701)
Total operating expenses	(698,820)	(187,787)	(4,840)	(125,418)	(1,016,865)	21,382	(3)	(995,483)
Income from operations	766,259	716,886	97,698	104,349	1,685,192	49,818		1,735,010
Income taxes					(275,757)	(13,452)	(4)	(289,209)
Income after income taxes					1,409,435	36,366		1,445,801

Assets	22,025,372	13,576,675	18,602,123	561,621	54,765,791	(212,524)		54,553,267
Current and deferred taxes					726,910	(171,323)		555,587
Total assets					55,492,701	(383,847)	(5)	55,108,854

Liabilities	17,572,012	10,151,503	22,182,398	727,529	50,633,442	(956,957)		49,676,485
Current and deferred taxes					932	—		932
Total liabilities					50,634,374	(956,957)	(6)	49,677,417

	As of December 31, 2021
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,083,179	472,520	(1,416)	(847)	1,553,436	20,586		1,574,022
Net commissions income	260,416	67,343	(2,288)	159,628	485,099	(30,071)		455,028
Net financial income	15,211	49,864	51,918	34,070	151,063	19,916		170,979
Other income	16,653	9,456	—	3,075	29,184	(6,135)		23,049
Income attributable to investments in other companies	(452)	2,075	118	499	2,240	(447)		1,793
Operating income, before expected credit losses	1,375,007	601,258	48,332	196,425	2,221,022	3,849	(1)	2,224,871
Expenses for expected credit losses	(257,547)	(98,516)	(1,002)	—	(357,065)	337,893	(2)	(19,172)
Total operating income, after expected credit losses	1,117,460	502,742	47,330	196,425	1,863,957	341,742		2,205,699
Expenses from salaries and employee benefits	(289,103)	(82,706)	(2,156)	(77,004)	(450,969)	17		(450,952)
Administrative expenses	(252,858)	(58,940)	(1,360)	(30,559)	(343,717)	19,092		(324,625)
Depreciation and amortization	(62,728)	(8,107)	(365)	(5,598)	(76,798)	—		(76,798)
Impairment of non-financial assets	(30)	(1,169)	—	(223)	(1,422)	(268)		(1,690)
Other operating expenses	(13,776)	(5,073)	(21)	(1,709)	(20,579)	1,231		(19,348)
Total operating expenses	(618,495)	(155,995)	(3,902)	(115,093)	(893,485)	20,072	(3)	(873,413)
Income from operations	498,965	346,747	43,428	81,332	970,472	361,814		1,332,286
Income taxes					(178,280)	(97,689)	(4)	(275,969)
Income after income taxes					792,192	264,125		1,056,317

Assets	20,515,244	12,806,409	17,412,551	958,447	51,692,651	(543,103)		51,149,548
Current and deferred taxes					435,123	(158,723)		276,400
Total assets					52,127,774	(701,826)	(5)	51,425,948

Liabilities	16,779,925	10,530,749	19,640,221	770,228	47,721,123	(1,226,430)		46,494,693
Current and deferred taxes					113,129	(846)		112,283
Total liabilities					47,834,252	(1,227,276)	(6)	46,606,976

	As of December 31, 2020
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	940,075	377,314	(3,603)	(1,923)	1,311,863	4,925		1,316,788
Net commissions income	265,338	55,599	(1,969)	143,863	462,831	(16,863)		445,968
Net financial income	2,651	34,979	75,144	33,440	146,214	(831)		145,383
Other income	17,673	8,677	—	2,101	28,451	(9,180)		19,271
Income attributable to investments in other companies	(6,674)	1,548	(7)	472	(4,661)	(438)		(5,099)
Operating income, before expected credit losses	1,219,063	478,117	69,565	177,953	1,944,698	(22,387)	(1)	1,922,311
Expenses for expected credit losses	(325,852)	(136,387)	(1,176)	(380)	(463,795)	(83,311)	(2)	(547,106)
Total operating income, after expected credit losses	893,211	341,730	68,389	177,573	1,480,903	(105,698)		1,375,205
Expenses from salaries and employee benefits	(295,301)	(85,469)	(2,023)	(74,400)	(457,193)	17		(457,176)
Administrative expenses	(249,478)	(58,440)	(1,414)	(31,012)	(340,344)	21,463		(318,881)
Depreciation and amortization	(59,730)	(7,317)	(312)	(5,998)	(73,357)	—		(73,357)
Impairment of non-financial assets	(1,019)	—	—	(642)	(1,661)	—		(1,661)
Other operating expenses	(14,983)	(5,362)	1,155	(87)	(19,277)	—		(19,277)
Total operating expenses	(620,511)	(156,588)	(2,594)	(112,139)	(891,832)	21,480	(3)	(870,352)
Income from operations	272,700	185,142	65,795	65,434	589,071	(84,218)		504,853
Income taxes					(125,962)	22,739	(4)	(103,223)
Income after income taxes					463,109	(61,479)		401,630

Assets	18,800,918	10,811,000	15,400,139	830,910	45,842,967	(607,473)		45,235,494
Current and deferred taxes					380,894	(65,428)		315,466
Total assets					46,223,861	(672,901)	(5)	45,550,960

Liabilities	13,848,124	10,143,939	17,844,350	660,869	42,497,282	(943,714)		41,553,568
Current and deferred taxes					311	—		311
Total liabilities					42,497,593	(943,714)	(6)	41,553,879